Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

Sales and Purchase Commitments

As of December 31, 2023, the Company has committed to sell to certain customers to a maximum of 155,600 MT marine fuels with delivery to be made in 2024. The Company has contracted with various suppliers to purchase to a maximum of 210,000 MT marine fuels in the same period.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, and the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on its consolidated financial position, cash flows or results of operations. As of December 31, 2023 and 2022, the Company is not a party to any material legal or administrative proceedings and did not have any significant contingencies.